                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mizuho Corporate Bank, Ltd.
Address:   1-3-3, Marunouchi, Chiyoda-ku, Tokyo 100-8210, Japan

Form 13F File Number: 28-14226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jun Takagi
Title: Deputy General Manager, International Coordination Division
Phone: 81-3-5220-8795

Signature, Place, and Date of Signing:

Jun Takagi                 Tokyo, Japan              November 7, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     9
Form 13F Information Table Value Total:     504,588 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


            COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
            --------         --------       --------  -------- --------------------- ---------- -------- ---------------------------
                                                                                                                     VOTING
                                                       VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER              AUTHORITY
         NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGER     SOLE     SHARED    NONE
         --------------      --------------   -----   --------   -------    --- ---- ---------- -------- ---------- --------- ------

SPDR S&P 500 ETF TR          TR UNIT        78462F103   50,390     350,000  SH       SOLE                   350,000         0      0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   28,799     420,000  SH       SOLE                   420,000         0      0
ISHARES TR                   RUSSELL 2000   464287655   16,688     200,000  SH       SOLE                   200,000         0      0
SPDR GOLD TRUST              GOLD SHS       78463V107   20,627     120,000  SH       SOLE                   120,000         0      0
ISHARES GOLD TRUST           ISHARES        464285105  100,684   5,830,000  SH       SOLE                 5,830,000         0      0
AFLAC INC                    COM            001055102    7,182     150,000  SH       SOLE                 1,500,000         0      0
BANK OF AMERICA CORPORATION  COM            060505104  275,978  31,254,545  SH       SOLE                31,254,545         0      0
CME GROUP INC                COM            12572Q105    2,937   51,258.75  SH       SOLE                    51,258         0      0
DOW CHEM CO                  COM            260543103    1,303      45,000  SH       SOLE                    45,000         0      0